INVESTMENT MANAGEMENT AGREEMENT
DoubleLine ETF Trust

This Investment Management Agreement is executed as of January 16, 2024 by and between DOUBLELINE
ETF TRUST, a Delaware statutory trust (the "Trust"), solely on behalf of and with respect to its series specified in Schedule A hereto (each series, individually, a "Fund" and, collectively, the "Funds"), and DOUBLELINE ALTERNATIVES LP, a Delaware limited partnership (the "Manager").

In consideration of the mutual covenants herein contained, it is agreed as follows:

1. SERVICES TO BE RENDERED BY THE MANAGER TO THE FUND.

(a) Subject always to the control of the Board of Trustees (the "Trustees") of the Trust and to such policies as the Trustees may determine, the Manager will, at its expense, (i) furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund, including, without limitation, what investments will be purchased, held, sold, or exchanged by each Fund, what portion of the assets of each Fund will be invested in or through one or more subsidiaries of a Fund, and what portion of the assets of each Fund will be held uninvested, and will, on behalf of each Fund, make changes in such investments, and will place all orders for the purchase and sale of portfolio securities and other investments of the Fund and (ii) arrange for office space and equipment, certain bookkeeping and clerical services (excluding, among other things, administrative, transfer agency, accounting and other services provided by agents retained and paid by the Trust in accordance with Section 1(e) of this Agreement) and the payment of all salaries, fees, and expenses of officers and Trustees of the Trust who are officers or employees of the Manager or any non-investment company entity controlling, controlled by, or under common control with the Manager. In the performance of its duties and powers, the Manager will comply with the provisions of the Second Amended and Restated Declaration of Trust
(the "Declaration of Trust") and Bylaws of the Trust, each as amended or amended and restated from time to time, and each Fund's stated investment objective, policies, and restrictions.

The Manager shall be authorized, on behalf of each Fund, to vote any proxies or elect to participate in any corporate action relating to assets owned by the Funds from time to time.

(b) If the Trust establishes one or more series other than the Funds listed in Schedule A with respect to which it desires to retain the Manager to act as investment adviser hereunder, it shall notify the Manager in writing. If the Manager is willing to render such services, it shall notify the Trust in writing, whereupon such portfolio shall become a Fund under this Agreement and Schedule A shall be amended accordingly. The compensation payable by such new portfolio to the Manager shall be agreed to in writing at such time.

(c) In the selection of brokers or dealers or other execution agents and the placing of orders for the purchase and sale of portfolio investments for the Funds, the Manager shall seek to obtain for each Fund the best execution available. In using its best efforts to obtain for a Fund the best execution available, the Manager, bearing in mind the Fund's best interests at all times, shall consider all factors it deems relevant, including by way of illustration, breadth of the market in the security;
price; the availability of the security to be delivered in-kind by authorized participants; the size of the transaction; the nature of the market for the security;
the amount of the commission; the timing of the transaction taking into account market prices and trends;
the reputation, experience, execution capability, and financial stability of the broker or dealer involved;
and the quality of service rendered by the broker or dealer in other transactions. Subject to such policies as the Trustees may determine, the Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Manager's overall responsibilities with respect to the Fund and to other clients of the Manager as to which the Manager exercises investment discretion. The Trust hereby agrees with the Manager that any entity or person associated with the Manager which is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of any Fund which is permitted by
Section 11(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act").

(d) In order to enable the Manager to exercise fully its discretion in managing each Fund's assets, the Trust hereby constitutes and appoints the Manager as the Trust's and each Fund's agent and attorney-in-fact with full power and authority, including full power of substitution and resubstitution, for the Trust and each Fund, and on behalf of the Trust and each Fund, as applicable, to open, maintain and close, in the name of the Trust and each Fund, securities or other investment accounts with any brokerage firm designated by the Manager in its discretion and to buy, sell and otherwise transact in assets, commodities, securities and derivative products (including, without limitation, futures, options, swaps, and spot and forward currency transactions, and agreements or arrangements relating to or securing such transactions) and other financial contracts and other arrangements or any other investments for purposes of managing each Fund's investment operations; and that the Manager, as the Trust's and each Fund's agent and attorney-in-fact, has the power and authority, including full power of substitution and resubstitution, to do and perform every act necessary or appropriate to be done in the exercise of the foregoing powers as fully as the Trust and each Fund, as applicable, might or could do on its own behalf.

(e) The Manager shall bear its own costs of providing the services hereunder and agrees to pay all expenses of the Funds, except for the fee paid to the Manager for advisory services pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment
Company Act of 1940 (the "1940 Act") (collectively, "Excluded Expenses").
The Manager shall not be obligated to pay any expenses of or for the Trust or the Funds not expressly assumed by the Manager pursuant to this
Section 1 other than as provided in Section 3. The Trust acknowledges and agrees that the Manager may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, any sub-advisers.

(f) Subject to prior approval of a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act)of the Trust or the Manager ("Independent Trustees") and, to the extent required by the 1940 Act, subject to any applicable guidance or interpretation of the Securities and Exchange Commission
(the "SEC") or its staff, by the shareholders of the relevant Fund, the Manager may, from time to time, delegate to a sub-adviser or sub-administrator any of the Manager's duties and powers under this Agreement with respect to any Fund or all of the Funds, including the management of all or a portion of the assets being managed;
provided however, that if the Manager delegates to a sub-adviser or sub-administrator that is an affiliated person or related party of the Manager, the Manager shall be responsible and liable, including for purposes of Section 7 of this Agreement, for any actions or omissions of such delegate as if such delegate's actions or omissions were the Manager's own actions or omissions. In any delegation pursuant to this Section 1(f), unless the Trust agrees otherwise with respect to any Fund or Funds, neither the Trust nor any Fund shall bear the separate costs of employee such a sub-adviser or sub-administrator.

2. OTHER AGREEMENTS, ETC.

It is understood that any shareholder, Trustee, officer, or employee of the Trust may be a shareholder, partner, director, officer, or employee of, or be otherwise interested in, the Manager, and in any person controlling, controlled by or under common control with the Manager, and that the Manager and any person controlling, controlled by or under common control with the Manager may have an interest in the Trust. It is also understood that the Manager and persons controlling, controlled by or under common control with the Manager have and may have advisory, management service, distribution, or other contracts with other organizations and persons, and may have other interests and businesses.

Nothing contained in this Agreement shall prevent the Manager or any affiliated person of the Manager or any other investment adviser within the same group of companies as that of the Manager from acting as investment adviser or manager for any other person, firm, corporation (including any other investment company), or other entity, whether or not the investment objectives or policies of any such other person, firm, corporation, or other entity are similar to those of any Fund, or in any way bind or restrict the Manager or any such affiliated person or related person from buying, selling, or trading any securities, commodities, or other investments for their own accounts or for the accounts of others for whom the Manager or any such affiliated person or related person may be acting.

While information and recommendations supplied to each Fund shall, in the Manager's judgment, be appropriate under the circumstances and in light of the investment objective(s) and policies of such Fund, such information and recommendations may be different from the information and recommendations supplied by the Manager, its affiliates or any other investment adviser within the same group of companies as that of the Manager to other investment companies, funds, and advisory accounts. Each Fund recognizes that it is not entitled to receive preferential treatment as compared with the treatment given by the Manager to any other investment company, fund, or advisory account.

Nothing contained in this Agreement shall amend, modify or otherwise affect the terms of the Investment Management Agreement between the Trust with respect to the series of the Trust not specified on Schedule A of this Agreement, and DoubleLine ETF Adviser LP. It is understood that neither the Manager nor DoubleLine ETF Adviser LP are liable for the actions of the other.

3. COMPENSATION TO BE PAID BY THE FUND TO THE MANAGER.

Each Fund will pay to the Manager as compensation for the Manager's services rendered, for the facilities furnished, and for the expenses borne by the Manager pursuant to this Agreement, a fee, computed and paid monthly, at the annual rate specified in Schedule B hereto, of the average daily net assets of that Fund. The average daily net assets of a Fund for any month shall be determined by taking an average of all of the determinations of a Fund's net assets during such month at the close of business on each business day during such month while this Agreement is in effect. Such fee shall be payable as soon as practicable after the end of such month.

In the event that the Manager has agreed to a fee waiver or an expense limitation or reimbursement arrangement with respect to a Fund, subject to such terms and conditions as the Manager and the Trust may set forth in such agreement, the compensation due the Manager hereunder shall be reduced, and, if necessary, the Manager shall bear expenses with respect to the Fund, to the extent required by such fee waiver or expense limitation or reimbursement arrangement.

If the Manager shall serve for less than the whole of a month, the foregoing compensation shall be prorated.

4. ASSIGNMENT TERMINATES THIS AGREEMENT; AMENDMENTS OF THIS AGREEMENT.

This Agreement will terminate automatically, without the payment of any penalty, in the event of its assignment, provided that no delegation of responsibilities by the Manager pursuant to Section 1(f) will be deemed to constitute an assignment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge, or termination is sought. No amendment of this Agreement shall be effective until approved in a manner consistent with the 1940 Act, and any applicable guidance or interpretation of the SEC or its staff.

5. EFFECTIVE PERIOD AND TERMINATION OF THIS AGREEMENT.

This Agreement is effective upon its execution and will remain in full force and effect as to each Fund continuously thereafter (unless terminated automatically with respect to that Fund as set forth in Section 4 or terminated with respect to that Fund in accordance with the following paragraph) for a period of two years, and will continue in effect from year to year thereafter with respect to a Fund so long as its continuance is approved at least annually by (i) the Trustees, or the shareholders by the affirmative vote of a majority of the outstanding shares of the Fund, and (ii) a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on such approval.

This Agreement may be terminated with respect to a Fund at any time by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of that Fund on not more than 60 days' written notice to the Manager. The Manager may at any time terminate this Agreement with respect to a Fund by not less than 60 days' written notice to the Trust. A notice of termination shall be delivered or mailed by registered mail, postage prepaid, to the other party at the address indicated below:

If to the Trust:

DoubleLine ETF Trust

2002 North Tampa Street, Suite 200
Tampa, Florida 33602
Attn: President and Board of Trustees

If to the Manager:

DoubleLine Alternatives LP

2002 North Tampa Street, Suite 200
Tampa, Florida 33602
Attn: President

Termination of this Agreement pursuant to this Section 5 shall be without the payment of any penalty.

6. CERTAIN DEFINITIONS.

For the purposes of this Agreement, the "affirmative vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a duly called and held meeting of shareholders, (a) of the holders of 67% or more of the shares of the Fund present (in person or by proxy) and entitled to vote at such meeting, if the holders of more than 50% of the outstanding shares of the Fund entitled to vote at such meeting are present in person or by proxy, or
(b) of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at such meeting, whichever is less.

For the purposes of this Agreement, the terms "affiliated person," "control," "interested person," and "assignment" have their respective meanings defined in the 1940 Act, subject, however, to any applicable exemption, guidance, or interpretation of the SEC or its staff; the term "approve at least annually" will be construed in a manner consistent with the 1940 Act and any applicable exemption, guidance, or interpretation of the SEC or its staff; and the term "brokerage and research services" has the meaning given in the 1934 Act and the rules and regulations under the 1934 Act and under any applicable exemption, guidance, or interpretation of the SEC or its staff.

7. NONLIABILITY AND INDEMNIFICATION OF MANAGER.

Notwithstanding any other provisions of this Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or reckless disregard of its obligations, duties and powers hereunder, the Manager, including its officers, directors, and partners, shall not be subject to any liability to the Trust or any Fund, or to any shareholder, officer, director, partner, or Trustee thereof, for any act or omission in the course of, or connected with, rendering services hereunder.

The Manager shall be indemnified by a Fund to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by the Manager in connection with any claim, action, suit or proceeding in which the Manager becomes involved as a party or otherwise by virtue of the Manager serving as investment adviser to that Fund hereunder and against amounts paid or incurred by the Manager in the settlement thereof, provided that any such settlement has been approved by the Board of Trustees (including a majority of the Independent Trustees), such approval not to be unreasonably withheld. The words "claim," "action," "suit," and "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened against the Manager while in office as investment adviser or thereafter other than those proceedings that Manager may be or may become subject to as a result of conducting its ordinary business as an investment adviser (e.g., inspections and investigations of the SEC), and the words "liability" and "expenses" shall include, without limitation, attorneys' fees,costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification shall be provided hereunder to Manager if Manager (i) has been adjudicated by a court or body before which the proceeding was brought
(A) to have engaged in willful misfeasance, bad faith, negligence or reckless disregard or breach of the duties or powers involved in the conduct of its office or (B) not to have acted in good faith in the reasonable belief that the Manager's action was in the best interest of the Fund in question; or (ii) in the event of a settlement, unless there has been a determination that the Manager did not engage in willful misfeasance, bad faith, negligence or reckless disregard or breach of the duties or powers involved in the conduct of the Manager's office, (A) by the court or other body approving the settlement; (B) by at least a majority of the Independent Trustees who are not parties to the matter based upon a review of readily available facts
(as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts
(as opposed to a full trial-type inquiry).

Expenses may be paid from time to time by a Fund in advance of the final disposition of any such action, suit, or proceeding only upon receipt of an undertaking by or on behalf of Manager to repay amounts so paid to the Fund if it is ultimately determined that indemnification of such expenses is not authorized under this Section; provided, that (a) Manager shall provide security for its undertaking, (b) the Fund shall be insured against losses arising by reason of Manager's failure to fulfill its undertaking, or
(c) a majority of the Independent Trustees (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe Manager ultimately will be entitled to indemnification.

8. USE OF NAMES AND LOGOS.

It is expressly understood that the names "DoubleLine" and "DoubleLine Alternatives" or any derivation thereof, or any logo associated with those names, are the valuable property of the Manager, its affiliates and/or any other investment adviser within the same group of companies as that of the Manager, and in certain cases are protected under applicable trademark law. The Trust shall have the limited right to use such names (or derivations thereof or associated logos) only so long as the Manager shall consent, and this Agreement shall remain in effect. Upon reasonable notice from the Manager to the Trust or upon termination of this Agreement, the Trust shall forthwith cease to use such names (or derivations thereof or associated logos) and shall promptly amend its Declaration of Trust and other public documents to change its name accordingly. The covenants on the part of the Trust in this Section 8 shall be binding upon it, its Trustees, officers, stockholders, creditors and all other persons claiming under or through it, and shall survive the termination of this Agreement.

9. BOOKS AND RECORDS.

In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Manager agrees that all records that it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any such records upon the Trust's request. The Manager further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act. Upon termination of this Agreement, the Manager shall promptly, upon demand, return to the Trust all such records, except that the Manager may retain copies for its records as may be required by applicable law and regulation and by its internal compliance obligations, subject to any confidentiality requirements.

10. NOTICES.

Any notice under this Agreement shall be given in writing, addressed and delivered to the party to this Agreement entitled to receive such notice at the address indicated in Section 5 or such other address as such party may designate in writing.

11. COUNTERPARTS.

This Agreement may be executed in one or more counterparts, each of which shall be deemed to be an original.

12. GOVERNING LAW AND FORUM FOR ADJUDICATION OF ACTIONS.

This Agreement shall be construed in accordance with the laws of the State of Delaware and the applicable provisions of the 1940 Act. To the extent applicable law of the State of Delaware, or any of the provisions herein, conflict with applicable provisions of the 1940 Act, the latter shall control.

Exclusive jurisdiction over any action, suit, or proceeding under, arising out of, or relating to this Agreement shall lie in the federal and state courts within the State of Delaware, and each party hereby waives any objection it may have at any time to the laying of venue of any such proceedings brought in any such courts, waives any claim that such proceedings have been brought in an inconvenient forum, and further waives the right to object, with respect to such proceedings, that any such court does not have jurisdiction over that party.

13. MISCELLANEOUS

No person other than the Funds and the Manager is a party to this Agreement or shall be entitled to any right or benefit arising under or in respect of this Agreement; there are no third-party beneficiaries of this Agreement. Without limiting the generality of the foregoing, nothing in this Agreement is intended to, or shall be read to, (i) create in any person other than the Fund in question (including without limitation any shareholder in any Fund) any direct, indirect, derivative, or other rights against the Manager, or (ii) create or give rise to any duty or obligation on the part of the Manager (including without limitation any fiduciary duty) to any person other than the Funds, all of which rights, benefits, duties, and obligations are hereby expressly excluded.

IN WITNESS WHEREOF, DOUBLELINE ETF TRUST and DOUBLELINE ALTERNATIVES LP have each caused this instrument to be signed in its behalf by its duly authorized representative, all as of the day and year first above written.


DOUBLELINE ETF TRUST,
solely on behalf of the Funds



By:/s/ Ronald R. Redell

NAME: Ronald R. Redell

TITLE: President



DOUBLELINE ALTERNATIVES LP

By: RHE Group LLC, its general partner


By:/s/ Henry V. Chase

NAME: Henry V. Chase

TITLE: Authorized Signatory

SCHEDULE A
Funds

DoubleLine Commodity ETF

DOUBLELINE ETF TRUST

By:/s/ Ronald R. Redell
NAME: Ronald R. Redell
TITLE: President

DOUBLELINE ALTERNATIVES LP
By:	RHE Group LLC, its general partner

By:/s/ Henry V. Chase
NAME: Henry V. Chase
TITLE: Authorized Signatory

SCHEDULE B

Annual Fee Rate (expressed as a
Fund percentage of net assets)

DoubleLine Commodity ETF 0.65%

DOUBLELINE ETF TRUST

By:/s/ Ronald R. Redell
NAME: Ronald R. Redell
TITLE: President

DOUBLELINE ALTERNATIVES LP
By: RHE Group LLC, its general partner

By:/s/ Henry V. Chase
NAME: Henry V. Chase
TITLE: Authorized Signatory